Goodwill, Net	12 Months Ended
Aug. 31, 2024
Goodwill, Net [Abstract]
GOODWILL, NET
8.	GOODWILL, NET

The following table summarizes the change in the carrying amount of goodwill by segment for the years ended August 31, 2023 and 2024:

	Overseas Schools	Complementary Education Services	Total
	RMB	RMB	RMB
Balance as of August 31, 2022	704,695	450,437	1,155,132
Impairment (a)	-	(147,116)	(147,116)
Exchange realignment	102,786	-	102,786
Balance as of August 31, 2023	807,481	303,321	1,110,802
Impairment (b)	(547,344)	(46,404)	(593,748)
Exchange realignment	10,243	-	10,243
Balance as of August 31, 2024	270,381	256,917	527,297

Notes:

(a)	For each of the years ended August 31, 2022 and 2023, the Company performed impairment test of its goodwill.

Based on the results of the Group’s annual goodwill impairment assessment performed as of August 31, 2022 for all of reporting units, it is determined that the carrying amounts of the Group’s goodwill reporting units did not exceed their respective fair values and, therefore, no impairment existed, except for the Overseas Schools reporting unit. The Group has determined that based on the underperformance of the Overseas Schools reporting unit, market conditions and other factors, it was more likely than not that there were indications of impairment. The Group utilized the discounted cash flow model to estimate the fair value of the reporting units and concluded the carrying amount of the Overseas Schools reporting unit exceeded its fair value. Accordingly, the Group recorded RMB 419,805 as impairment loss on goodwill on the consolidated statement of operations for the year ended August 31, 2022. The impairment is recorded in Overseas Schools reportable segment.

For the year ended August 31, 2023, the Group performed impairment test of its goodwill. The Group has determined that based on the underperformance, the market conditions and other factors, it was more likely than not that there were indications of impairment for Can-achieve and Hangzhou Impression reporting units. The Group utilized the discounted cash flow model to estimate the fair value of the reporting units and concluded the carrying amount of Can-achieve and Hangzhou Impression reporting units exceeded their respective fair value. Accordingly, the Group recorded RMB 116,755 and RMB 30,361 as impairment loss on goodwill of Can-achieve and Hangzhou Impression reporting units on the consolidated statement of operations for the year ended August 31, 2023, respectively. The key assumptions used in the annual goodwill impairment assessment for these reporting units are a discount rate of 17.5% (Can-achieve); 16.5% (Hangzhou Impression); a terminal growth rate of 2.0% (Can-achieve); 2.0% (Hangzhou Impression); and forecasts future revenues. The impairment is recorded in complementary education services reportable segment.

Furthermore, based on the result of the Group’s annual goodwill impairment performed as of August 31, 2023, it is determined that the carrying amount of the Overseas Schools reporting unit did not exceed its fair value, therefore, no impairment loss was recorded. In the Group’s 2023 annual goodwill impairment assessment for the Overseas Schools reporting unit, the key assumptions used are a discount rate of 15.0% (2022: 15.0%), a terminal growth rate of 2.0% (2022: 2.3%) and forecast future revenue.

(b)	For the year ended August 31, 2024, the Group performed impairment test of its goodwill. The Group has determined that based on the underperformance, the market conditions and other factors, it was more likely than not that there were indications of impairment for Overseas Schools and Hangzhou Impression reporting units. The Group utilized the discounted cash flow model to estimate the fair value of the reporting units and concluded the carrying amount of Overseas Schools and Hangzhou Impression reporting units exceeded their respective fair value. Accordingly, the Group recorded RMB 547,344 and RMB 46,404 as impairment loss on goodwill of Overseas Schools and Hangzhou Impression reporting units on the consolidated statement of operations for the year ended August 31, 2024, respectively. The key assumptions used in the annual goodwill impairment assessment for these reporting units are a discount rate of 15.0% (Overseas Schools) (2023: 15.0%); 16.5% (Hangzhou Impression) (2023: 16.5%); a terminal growth rate of 1.5% (Overseas Schools) (2023: 2.0%); 2.0% (Hangzhou Impression) (2023: 2.0%); and forecasts future revenues. The impairment is recorded in Overseas Schools and Complementary Education Services reportable segment, respectively.

Furthermore, based on the result of the Group’s annual goodwill impairment performed as of August 31, 2024, it is determined that the carrying amount of the Can-achieve reporting unit did not exceed its fair value, therefore, no impairment loss was recorded. In the Group’s 2024 annual goodwill impairment assessment for the Can-achieve reporting unit, the key assumptions used are a discount rate of 17.5% (2023: 17.5%), a terminal growth rate of 2.0% (2023: 2.0%) and forecast future revenue.

(c)	The carrying amount of goodwill included RMB 566,921 and RMB 1,160,669 of accumulated impairments as of August 31, 2023 and 2024, respectively.